LONG-TERM INVESTMENT	6 Months Ended
Jun. 30, 2019
Long-term Investments [Abstract]
LONG-TERM INVESTMENT

Note 3. LONG-TERM INVESTMENT

On January 15, 2019, the Company, A-Best Wire Harness & Components Co., Ltd. (“A-Best” or the “Investee”), a company formed under the laws of Taiwan, and Mr. Ing-Ming Lai, a Taiwanese individual and the majority shareholder of A-Best, entered into an investment cooperation agreement (the “A-Best Investment Agreement”), pursuant to which the Company issued 10 million shares of its common stock to Mr. Ing-Ming Lai to purchase twenty percent (20%) of the issued and outstanding equity in A-Best. On May 24, 2019, the Company consummated the shareholder registration of A-Best with the Investment Commission of Ministry of Economic Affairs of Taiwan and issued 10 million shares of its common stock to Mr. Ing-Ming Lai to acquire 20% of the issued and outstanding equity in A-Best.

As of June 30, 2019, the Company owns 20% equity of A-Best. The Company holds an equity interest in A-Best accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method.

Summarized financial information for the Company's equity method investee, A-Best, is as follows:

Balance Sheets (Unaudited)

	June 30,	December 31,
	2019	2018
Current Assets	$33,254	$20,997
Noncurrent Assets	1,004	-
Current Liabilities	1,269,350	1,238,711
Shareholders’ Equity (Deficit)	(1,235,092)	(1,217,714)

Statement of Operation (Unaudited)

From the period from May 24, 2019 to June 30, 2019
Net Sales	$524
Gross profit	64
Net loss	(12,128)
Share of profit (losses) from investment
accounted for using the equity method	(2,426)